GS Loan ID	Loan ID	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
XXXX	6146748	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	CO	XXXX	Client Review In Process	XX/XX/XXXX	Compliance	Rescission Test > 36 Mos	Acknowledged		2	Compliance
There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

XXXX	6146748	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	CO	XXXX	Client Review In Process	XX/XX/XXXX	Compliance	Missing Title Commitment / Title Policy	Acknowledged		2	Compliance	The Title Policy and/or Commitment is missing from the Loan file.
XXXX	6146748	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	CO	XXXX	Client Review In Process	XX/XX/XXXX	Compliance	Missing Initial Application	Acknowledged		2	Compliance	The Initial loan application is missing from the loan file.
XXXX	6146748	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	CO	XXXX	Client Review In Process	XX/XX/XXXX	Compliance	Missing Initial HELOC Disclosure	Acknowledged		2	Compliance	The loan file does not contain the initial HELOC disclosure.
XXXX	6146748	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	CO	XXXX	Client Review In Process	XX/XX/XXXX	Compliance	HELOC Brochure - Missing	Acknowledged		2	Compliance
There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

XXXX	6146748	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	CO	XXXX	Client Review In Process	XX/XX/XXXX	Compliance	Right to Rescind Missing > 36 Mos	Acknowledged		2	Compliance	The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).
XXXX	6147347	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	OR	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Missing Title Commitment / Title Policy	Acknowledged		2	Compliance	The Title Policy and/or Commitment is missing from the Loan file.
XXXX	6147347	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	OR	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Missing Initial Application	Acknowledged		2	Compliance	The Initial loan application is missing from the loan file.
XXXX	6147347	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	OR	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Missing Initial HELOC Disclosure	Resolved		2	Compliance	The loan file does not contain the initial HELOC disclosure.
XX/XX/XXXX - Forms were mailed to customers and were not required to be signed upon receipt nor sent back. They were also not account specific. Uploaded a copy of the early disclosures that were sent.XX/XX/XXXX - Forms were mailed to customers and were not required to be signed upon receipt nor sent back. They were also not account specific. Uploaded a copy of the early disclosures that were sent.
																							Rebuttal (XX/XX/XXXX XXXXPM)Rebuttal (XX/XX/XXXX XXXXPM)			Not Assigned
NWB did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.XXXX did not provide a copy of the Initial HELOC Disclosure. Finding is subject to TILA, Statute of Limitations applies.
																												Response (XX/XX/XXXX XXXXPM)Response (XX/XX/XXXX XXXXPM)
XXXX	6147347	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	OR	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Right to Rescind Missing > 36 Mos	Acknowledged		2	Compliance	The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).
XXXX	6147347	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	OR	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Rescission Test > 36 Mos	Acknowledged		2	Compliance
There was no evidence of a disbursement/funding date in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

XXXX	6147347	XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	OR	XXXX	In Print Batch	XX/XX/XXXX	Compliance	State Testing ' Grace Period Test	Acknowledged		2	Compliance
This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of OR allows for a minimum 15 day grace period, the loan has a 1 day grace period. The loan fails the grace period test by 14 days.

XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	HELOC Brochure - Missing	Acknowledged		2	Compliance
There is no evidence in the file that the home equity brochure entitled "What You Should Know About Home Equity Lines of Credit" (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Rescission Test > 36 Mos	Acknowledged		2	Compliance
There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Right to Rescind Missing > 36 Mos	Acknowledged		2	Compliance	The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).
XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Missing Initial Application	Acknowledged		2	Compliance	The Initial loan application is missing from the loan file.
XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Missing Initial HELOC Disclosure	Acknowledged		2	Compliance	The loan file does not contain the initial HELOC disclosure.
XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	Missing Title Commitment / Title Policy	Acknowledged		2	Compliance	The Title Policy and/or Commitment is missing from the Loan file.
XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	State Testing ' Grace Period Test	Acknowledged		2	Compliance
This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XX allows for a minimum 0 day grace period, the loan has a 1 day grace period. The loan fails the grace period test by 1 days.

XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	State Testing ' Late Fees Test'	Acknowledged		2	Compliance
This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.' The state regulation of XX allows for a maximum $XX late fee, the loan has a $XX late fee.' The loan fails the late fees test by $XX.

XXXX	6149697	XXXX		XXXX		XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	NC	XXXX	In Print Batch	XX/XX/XXXX	Compliance	FACT ACT Disclosure Missing	Acknowledged		2	Compliance	The loan file does not contain the FACT ACT Disclosure.